Marketable Securities (Details) - Schedule of Reconciliation of the Movement of the Company’s Investment - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Schedule of Reconciliation of the Movement of the Company’s Investment [Abstract]
Balance, as beginning	$ 263,691
Purchase of investment			801,160
Change in fair value	(264,655)		(516,281)
Movement in exchange rate	964		(21,188)
Balance, as ending		[1]	$ 263,691

[1]	Reflects closing price of CDN$0.000 on December 31, 2023.